Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt

Term Loans		Drawn Amount	December 31, 2020	2021
Issue Date/ Refinancing Date	Maturity Date
December 14, 2018	November 10, 2021	14,094,184	9,694,184	—
May 28, 2019	August 6, 2021	11,000,000	9,080,000	—
August 6, 2019	August 6, 2021	27,675,000	18,600,000	—
July 5, 2019	July 11, 2026	22,230,000	18,260,357	15,084,643
March 29, 2019	December 29, 2022	25,458,432	13,701,816	3,039,647
January 11, 2021	January 14, 2026	50,225,000	25,420,000	22,675,000
December 14, 2018	December 18, 2023	9,480,000	7,880,000	7,080,000
June 20, 2014	January 21, 2021	20,925,000	12,760,000	—
August 6, 2019	August 6, 2021	67,200,000	43,635,000	—
December 24, 2015	January 25, 2021	22,400,000	14,933,360	—
January 19, 2021	January 21, 2028	43,800,000	14,218,750	40,731,975
July 29, 2014	July 7, 2023	25,350,000	14,259,375	12,146,875
December 7, 2017	November 10, 2021	22,275,000	14,010,000	—
May 18, 2016	December 31, 2025	65,650,000	52,842,620	48,739,300
March 1, 2017	April 17, 2026	70,787,500	57,512,495	52,456,243
June 17, 2020	June 19, 2026	11,505,000	11,121,500	10,354,500
April 30, 2020	November 7, 2026	15,600,000	15,600,000	14,733,333
April 30, 2020	February 4, 2027	18,850,000	—	18,064,582
August 5, 2021	August 6, 2026	60,000,000	—	58,060,931

Total			353,529,457	303,167,029
Current portion of long-term debt			41,161,686	32,464,732
Current portion of long-term debt associated with vessel held for sale			—	7,173,988
Long-term debt			312,367,771	263,528,309

Total debt			353,529,457	303,167,029
Current portion of deferred finance charges			613,794	628,113
Deferred finance charges non-current			1,118,450	1,567,334

Total deferred finance charges			1,732,244	2,195,447

Total debt			353,529,457	303,167,029
Less: Total deferred finance charges			1,732,244	2,195,447

Total debt, net of deferred finance charges			351,797,213	300,971,582
Less: Current portion of long-term debt, net of current portion of deferred finance charges			40,547,892	31,836,619
Less: Current portion of long-term debt, associated with vessel held for sale			—	7,173,988

Long-term debt			311,249,321	261,960,975

Schedule of Maturities of Long-term Debt
The annual principal payments to be made, for the abovementioned loans, after December 31, 2021, and after taking into account the refinancing arrangements, are as follows:

December 31,	Amount
202 2	39,638,720
202 3	30,607,086
202 4	30,607,086
202 5	62,933,106
202 6	91,723,313
Thereafter	47,657,718

Total	303,167,029